Post-employment benefit obligations (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit obligations
Obligations, beginning of year	$ 25,652	$ 33,646
Current service costs	462	857
Interest costs	1,217	899
Benefits paid	(1,272)	(1,243)
Actuarial gain	117	(8,507)
Obligations, end of year	$ 26,176	$ 25,652